Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Lessee, Lease, Description [Line Items]
Total lease cost	$ 12,593	$ 14,937
Right-of-use assets obtained in exchange for lease obligations	$ 12,300	$ 6,800
Weighted average remaining lease term	7 years 3 months
Weighted average discount rate	2.60%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 43,400	$ 48,600
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	10,000	14,300
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 2,600	$ 600